LONG TERM DEBT (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) installment	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 24, 2021 USD ($)
LONG TERM DEBT
Gross proceeds from debt		$ 150,000
New Dragonfly
LONG TERM DEBT
Net proceeds from debt			$ 35,474,000
Gross proceeds from debt			45,000,000	$ 0
Deposits to certain reserve accounts			3,188,000		$ 3,188,000
Prepaid loan monitoring fee			60,000
Number of equal installments of principal to be paid | installment	24
Series 2021-6 Notes | New Dragonfly
LONG TERM DEBT
Face amount of debt	$ 45,000,000		45,000,000		45,000,000
Insured amount					$ 45,000,000
Net proceeds from debt	35,474,000
Gross proceeds from debt	45,000,000		45,000,000
Deposits to certain reserve accounts	3,188,000		3,188,000
Expenses withdrawn from gross proceeds	6,338,000		6,338,000
Prepaid loan monitoring fee	60,000		60,000
Prepaid policy premiums and related costs	$ 4,725,000		4,725,000
Other debt issuance costs			$ 1,553,000
Interest per annum	5.50%		5.50%
Late fee	$ 50,000		$ 50,000
Default interest rate	5.00%		5.00%
Number of equal installments of principal to be paid			24
Periodic principal amount	$ 1,875,000		$ 1,875,000
Interest expense incurred	1,254,000		390,000
Amortization of the debt issuance costs	$ 1,197,000		$ 77,000